Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Consisted

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Leasehold and buildings improvements	91,265	106,377
Electronic and office equipment	29,936	35,049
Buildings (1)	480,271	480,271
Total cost	601,472	621,697
Less: Accumulated depreciation	(41,961)	(76,022)
Property and equipment, net	559,511	545,675

(1)

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. RMB60,000 of the consideration was paid by a mortgage loan provided by a PRC bank in August 2018 (Note 12).